Net loss per share	12 Months Ended
Dec. 31, 2024
Net loss per share
Net loss per share

18. Net loss per share

Basic and diluted net loss per share for each of the periods presented are calculated as follows:

	For Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net loss	(610,374)	(222,776)	(138,384)
Net loss (income) attributable to non-controlling interests	843	(9,677)	1,990
Net income attributable to redeemable non-controlling interests	(43,759)	(45,969)	(48,804)
Net loss attributable to ordinary shareholders of Baozun Inc.	(653,290)	(278,422)	(185,198)

Net loss per share attributable to ordinary shareholders of Baozun Inc.
Basic	(3.56)	(1.56)	(1.03)
Diluted	(3.56)	(1.56)	(1.03)

Net loss per ADS (1 ADS represents 3 Class A ordinary shares) attributable to ordinary shareholders of Baozun Inc.
Basic	(10.69)	(4.68)	(3.09)
Diluted	(10.69)	(4.68)	(3.09)

Shares (Denominator):
Weighted average number of ordinary shares
Basic	183,274,855	178,549,849	179,678,986
Diluted	183,274,855	178,549,849	179,678,986

During the years ended 2022, 2023 and 2024, the Group had 3,751,322, 8,502,786 and 3,379,002 outstanding restricted share units and options respectively, which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive.